Shareholder Fees - Quality Equity Portfolio	Dec. 31, 2024 USD ($)
Class I | Quality Equity Portfolio Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class S | Quality Equity Portfolio Class S
Prospectus [Line Items]
Shareholder Fee, Other	$ 0